Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Flex Freedom Blend 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2065 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2065 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2065 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2065 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2065 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2060 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2060 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2060 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Freedom Index 2020 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom Index 2020 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2020 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2020 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity Freedom Index 2020 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom Index 2030 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2050 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2050 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2025 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2070 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2070 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2070 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2050 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Freedom Index 2020 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom Index 2020 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2020 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2020 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity Freedom Index 2020 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Flex Freedom Blend 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Flex Freedom Blend 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Flex Freedom Blend 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Flex Freedom Blend 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex Freedom Blend 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Flex Freedom Blend 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Freedom Blend 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Flex Freedom Blend 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Flex Freedom Blend 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Fidelity Flex Freedom Blend 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index 2015 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom Index 2015 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom Index 2015 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2015 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2015 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2015 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom Index 2015 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Fidelity Freedom Index 2015 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Freedom Blend 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Flex Freedom Blend 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Flex Freedom Blend 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Flex Freedom Blend 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Freedom Blend 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Freedom Blend 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Freedom Blend 2040 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Freedom Blend 2040 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Freedom Blend 2040 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Flex Freedom Blend 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Fidelity Flex Freedom Blend 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Flex Freedom Blend 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Flex Freedom Blend 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2050 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2050 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Flex Freedom Blend 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Flex Freedom Blend 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Flex Freedom Blend 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex Freedom Blend 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex Freedom Blend 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Flex Freedom Blend 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Flex Freedom Blend 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Freedom Blend 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex Freedom Blend 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Flex Freedom Blend 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Flex Freedom Blend 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Flex Freedom Blend 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Flex Freedom Blend 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2045 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2070 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2070 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity Freedom Index 2010 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Freedom Index 2010 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Index 2010 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2010 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Freedom Index 2010 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index Income Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Freedom Index Income Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Freedom Index Income Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index Income Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Income Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index Income Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Fidelity Freedom Index Income Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2065 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2065 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Freedom Index Income Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Freedom Index Income Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index Income Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Income Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index Income Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Fidelity Freedom Index Income Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index 2030 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom Index 2030 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2030 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2030 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom Index 2030 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2060 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2060 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Index 2040 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Freedom Index 2040 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom Index 2035 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Freedom Index 2035 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Freedom Index 2035 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2010 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2055 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2055 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2055 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2055 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2060 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2060 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2060 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2060 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2060 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom Index 2040 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2040 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Index 2040 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Freedom Index 2040 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2065 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2065 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2065 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2065 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2065 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2065 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2070 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2070 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2070 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity Freedom Index 2010 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Freedom Index 2010 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Index 2010 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2010 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Freedom Index 2010 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2015 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom Index 2015 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom Index 2015 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2015 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2015 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2015 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom Index 2015 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Fidelity Freedom Index 2015 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2020 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Freedom Index 2020 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom Index 2060 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2060 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2060 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2060 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2060 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Freedom Blend 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Flex Freedom Blend 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Flex Freedom Blend 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Freedom Blend 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Flex Freedom Blend 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Freedom Blend 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Flex Freedom Blend 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Freedom Blend 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Freedom Blend 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Flex Freedom Blend 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Flex Freedom Blend 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Flex Freedom Blend 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Flex Freedom Blend 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom Index 2035 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Freedom Index 2035 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Freedom Index 2035 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2045 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2045 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2045 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2045 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2045 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2045 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2045 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Freedom Index 2015 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Freedom Index 2015 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2055 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2055 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Flex Freedom Blend 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex Freedom Blend 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Flex Freedom Blend 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Freedom Blend 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Flex Freedom Blend 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Freedom Blend 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Freedom Blend 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Freedom Blend 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Flex Freedom Blend 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Fidelity Flex Freedom Blend 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Flex Freedom Blend 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Flex Freedom Blend 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Freedom Index 2035 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Freedom Index 2035 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Flex Freedom Blend Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Flex Freedom Blend Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Flex Freedom Blend Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Flex Freedom Blend Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Flex Freedom Blend Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex Freedom Blend Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Flex Freedom Blend Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Freedom Blend Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex Freedom Blend Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Flex Freedom Blend Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Flex Freedom Blend Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Flex Freedom Blend Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Flex Freedom Blend Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Freedom Index Income Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Freedom Index Income Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index Income Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Income Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index Income Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Fidelity Freedom Index Income Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Flex Freedom Blend 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2070 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2070 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2070 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2070 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2070 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Flex Freedom Blend 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Flex Freedom Blend 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Flex Freedom Blend 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Flex Freedom Blend 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex Freedom Blend 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex Freedom Blend 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Flex Freedom Blend 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Freedom Blend 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex Freedom Blend 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Flex Freedom Blend 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Flex Freedom Blend 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Flex Freedom Blend 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Fidelity Flex Freedom Blend 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index 2030 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom Index 2030 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2030 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2030 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Freedom Index 2030 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Freedom Index 2030 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Freedom Index 2030 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2050 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2050 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2050 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2050 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2050 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2055 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2055 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2055 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2055 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Income Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index Income Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Freedom Index Income Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Freedom Index Income Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Fidelity Freedom Index Income Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Income Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Freedom Index 2025 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Freedom Index 2025 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2025 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2025 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Freedom Index 2025 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Flex Freedom Blend 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Flex Freedom Blend 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Flex Freedom Blend 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Flex Freedom Blend 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Freedom Blend 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Freedom Blend 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Flex Freedom Blend 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity Flex Freedom Blend 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Flex Freedom Blend 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom Index 2040 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2040 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Index 2040 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Freedom Index 2040 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Freedom Index 2040 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Freedom Index 2040 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Freedom Index 2025 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2025 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2025 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Freedom Index 2025 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Freedom Blend 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2055 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2055 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2055 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2055 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2055 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Freedom Blend 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Flex Freedom Blend 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%